UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-07237

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund

The fund's portfolio 6/30/07 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and Defense (1.3%)
CAE, Inc. (Canada)	519,400	$6,941,628
MTU Aero Engines Holding AG (Germany)	61,149	3,973,503
		10,915,131

Automotive (2.2%)
Piaggio & C. SpA (Italy)	1,308,804	6,496,858
Piaggio & C. SpA 144A (Italy)	126,200	626,452
Sixt AG (Germany)	59,400	3,639,732
Suzuki Motor Corp. (Japan)	290,300	8,244,841
		19,007,883

Banking (5.6%)
Bank of China Ltd. (China)	6,930,000	3,440,062
Barclays PLC (United Kingdom)	359,985	5,022,807
China Merchants Bank Co., Ltd. (China)	2,038,000	6,206,318
China Merchants Bank Co., Ltd. 144A (China)	237,000	721,736
Commerzbank AG (Germany)	174,850	8,341,202
Kookmin Bank (South Korea)	27,070	2,373,392
Mitsubishi UFJ Financial Group, Inc. (Japan)	612	6,746,010
St. George Bank, Ltd. (Australia) (S)	233,888	7,007,005
Toronto-Dominion Bank (Canada)	126,300	8,660,911
		48,519,443

Basic Materials (1.2%)
CRH PLC (Ireland)	218,141	10,761,656

Beverage (2.0%)
Coca-Cola Hellenic Bottling Co., SA (Greece)	98,510	4,529,009
InBev NV (Belgium)	111,451	8,857,257
Pernod-Ricard SA (France)	19,514	4,311,430
		17,697,696

Biotechnology (0.4%)
Basilea Pharmaceutica AG (Switzerland) (NON)	5,356	1,177,248
Basilea Pharmaceutical 144A (Switzerland) (NON)	10,757	2,364,387
		3,541,635

Broadcasting (0.8%)
British Sky Broadcasting PLC (United Kingdom)	560,874	7,185,264

Building Materials (0.9%)
SIG PLC (United Kingdom)	284,739	7,537,075

Cable Television (0.7%)
Rogers Communications Class B (Canada)	145,000	6,198,494

Commercial and Consumer Services (3.0%)
Compass Group PLC (United Kingdom)	701,063	4,846,076
De La Rue PLC (United Kingdom)	292,230	4,546,534
Experian Group, Ltd. (Ireland)	512,127	6,451,635
Sodexho Alliance SA (France)	135,685	9,702,063
		25,546,308

Communications Equipment (1.2%)
Nokia OYJ (Finland)	375,650	10,560,046

Computers (0.5%)
Wincor Nixdorf AG (Germany)	50,893	4,725,011

Construction (1.5%)
JM AB (Sweden)	132,600	4,008,334
Kier Group PLC (United Kingdom)	105,589	4,321,592
Sika AG (Switzerland)	2,282	4,644,251
		12,974,177

Consumer (0.5%)
Sony Corp. (Japan)	82,500	4,238,954

Consumer Goods (4.1%)
Reckitt Benckiser PLC (United Kingdom)	442,239	24,215,248
Uni-Charm Corp. (Japan)	64,600	3,665,251
Unilever NV (Netherlands)	253,507	7,879,968
		35,760,467

Distribution (1.3%)
Jeronimo Martins, SGPS, SA (Portugal)	1,102,465	6,503,180
Olam International, Ltd. (Singapore)	1,676,000	3,376,104

Olam International, Ltd. 144A (Singapore)	631,000	1,271,075
		11,150,359

Electric Utilities (1.3%)
RWE AG (Germany)	34,500	3,681,672
Scottish and Southern Energy PLC (United Kingdom)	257,878	7,475,842
		11,157,514

Electrical Equipment (4.8%)
Legrand SA (France)	120,208	4,332,074
Nexans SA (France)	25,992	4,324,580
Schneider Electric SA (France)	70,099	9,837,078
Siemens AG (Germany)	126,403	18,182,865
Zumtobel AG (Austria) (NON)	121,605	4,524,562
		41,201,159

Electronics (4.9%)
Hoya Corp. (Japan)	74,900	2,486,079
Mitsumi Electric Co., Ltd. (Japan)	217,700	7,781,155
Nippon Electric Glass Co., Ltd. (Japan)	213,000	3,757,362
Omron Corp. (Japan)	154,400	4,059,057
Perlos OYJ (Finland) (NON)	402,900	2,215,746
Rotork PLC (United Kingdom)	245,114	4,471,884
Samsung Electronics Co., Ltd. (South Korea)	8,129	4,971,138
Shinko Electric Industries (Japan)	385,400	8,280,193
Toshiba Corp. (Japan)	550,000	4,799,122
		42,821,736

Energy (2.6%)
Saipem SpA (Italy)	371,295	12,678,136
Technicas Reunidas SA (Spain)	47,019	3,166,651
Technicas Reunidas SA 144A (Spain)	105,467	7,103,026
		22,947,813

Energy (Other) (1.5%)
Renewable Energy Corp. AS (Norway) (NON)	327,070	12,608,425

Engineering & Construction (2.6%)
Daito Trust Construction Co., Ltd. (Japan)	282,100	13,396,361
Leighton Holdings, Ltd. (Australia)	112,394	3,925,105
Vinci SA (France)	54,178	4,042,865
		21,364,331

Financial (3.8%)
Acta Holding ASA (Norway)	1,969,410	10,254,252
AMP, Ltd. (Australia)	522,343	4,469,919
Grupo Financiero Banorte SA de CV (Mexico)	1,182,200	5,416,227
ORIX Corp. (Japan)	25,430	6,721,662
Shinhan Financial Group Co., Ltd. (South Korea)	96,320	5,878,407
		32,740,467

Food (0.9%)
Nestle SA (Switzerland)	21,484	8,150,221

Forest Products and Packaging (0.5%)
Smurfit Kappa PLC (Ireland) (NON)	141,299	3,549,560
Smurfit Kappa PLC 144A (Ireland) (NON)	43,799	1,100,271
		4,649,831

Gaming & Lottery (0.5%)
Aristocrat Leisure, Ltd. (Australia)	365,946	4,447,406

Insurance (5.6%)
Aegon NV (Netherlands)	390,653	7,709,748
Allianz SE (Germany)	34,640	8,092,125
Prudential PLC (United Kingdom)	496,017	7,057,148
QBE Insurance Group, Ltd. (Australia)	157,730	4,162,478
Zurich Financial Services AG (Switzerland)	69,925	21,596,511
		48,618,010

Investment Banking/Brokerage (3.3%)
Ashmore Group PLC 144A (United Kingdom)	967,199	5,202,221
Daiwa Securities Group, Inc. (Japan)	523,000	5,537,547
Macquarie Bank, Ltd. (Australia)	198,780	14,264,513
Mecom Group PLC (United Kingdom) (NON)	1,900,187	3,593,618
		28,597,899

Machinery (3.8%)
Alstom (France) (NON)	60,386	10,084,195
Andritz AG (Austria)	66,924	4,403,475
Makita Corp. (Japan)	107,500	4,803,490
Sandvik AB (Sweden)	275,200	5,552,644
Sumitomo Heavy Industries, Ltd. (Japan)	717,000	8,123,500
		32,967,304

Manufacturing (1.8%)

Hyundai Mipo Dockyard (South Korea)	55,900	15,542,252

Media (0.4%)
Astral Media, Inc. (Canada)	83,000	3,300,471

Medical Technology (1.7%)
Nobel Biocare Holding AG (Switzerland)	46,380	15,172,506

Metals (2.8%)
Cameco Corp. (Canada)	89,300	4,538,541
Rio Tinto PLC (United Kingdom)	111,912	8,546,739
Salzgitter AG (Germany)	58,103	11,234,656
		24,319,936

Natural Gas Utilities (0.5%)
Centrica PLC (United Kingdom)	557,255	4,327,978

Oil & Gas (3.6%)
Statoil ASA (Norway)	146,600	4,538,694
Total SA (France)	328,707	26,690,985
		31,229,679

Pharmaceuticals (10.9%)
Astellas Pharma, Inc. (Japan)	188,100	8,181,836
AstraZeneca PLC (London Exchange) (United Kingdom)	186,546	9,998,900
Bayer AG (Germany)	87,203	6,586,004
Daiichi Sankyo Co., Ltd. (Japan)	354,500	9,421,074
GlaxoSmithKline PLC (United Kingdom)	561,179	14,695,702
Merck KGaA (Germany)	40,278	5,551,077
Novartis AG (Switzerland)	184,585	10,387,999
Ono Pharmaceutical Co., Ltd. (Japan)	82,900	4,394,215
Roche Holding AG (Switzerland)	37,333	6,618,093
Sanofi-Aventis (France)	70,363	5,682,780
Terumo Corp. (Japan)	222,400	8,592,521
UCB SA (Belgium)	70,312	4,156,610
		94,266,811

Power Producers (1.0%)
SembCorp Industries, Ltd. (Singapore)	2,280,800	8,489,226

Real Estate (0.6%)
Mitsui Fudosan Co., Ltd. (Japan)	186,000	5,218,951

Retail (2.4%)
Canadian Tire Corp., Ltd. Class A (Canada)	59,900	4,738,441
Douglas Holding AG (Germany)	50,696	3,303,779
Hennes & Mauritz AB Class B (Sweden)	84,550	5,000,160
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	86,270	3,498,150
Woolworths, Ltd. (Australia)	197,416	4,509,247
		21,049,777

Schools (0.5%)
New Oriental Education & Technology Group ADR (China)
(NON) (S)	85,500	4,593,060

Semiconductor (0.8%)
Tokyo Electron, Ltd. (Japan)	89,500	6,592,960

Shipping (0.7%)
Orient Overseas International, Ltd. (Hong Kong)	652,000	6,365,902

Software (0.9%)
NTT Data Corp. (Japan)	641	3,042,906
Trend Micro, Inc. (Japan)	149,500	4,828,216
		7,871,122

Technology Services (2.0%)
Cap Gemini SA (France)	102,138	7,458,629
Neopost SA (France)	28,157	4,125,894
United Internet AG (Germany)	274,026	5,720,306
		17,304,829

Telecommunications (2.0%)
Carphone Warehouse Group PLC (The) (United Kingdom) (S)	1,133,568	7,445,669
Koninklijke (Royal) KPN NV (Netherlands)	284,509	4,726,188
Telefonica SA (Spain)	220,250	4,906,719
		17,078,576

Textiles (1.2%)
Gildan Activewear, Inc. (Canada) (NON)	176,900	6,055,391
Toray Industries, Inc. (Japan)	645,000	4,768,510
		10,823,901

Tire & Rubber (0.7%)

Compagnie Generale des Establissements Michelin
Class B (France)	44,348	6,199,974

Tobacco (0.3%)
Japan Tobacco, Inc. (Japan)	526	2,595,642

Transportation Services (0.3%)
Kuehne & Nagel International AG (Switzerland)	30,924	2,846,911

Water Utilities (0.5%)
Veolia Environnement (France)	51,355	4,023,509

Total common stocks (cost $698,628,540)		$857,805,688

SHORT-TERM INVESTMENTS (2.0%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	3,204,844	$ 3,204,844
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.53% and
due dates ranging from July 2, 2007 to August 20, 2007
(d)	$13,879,954	13,869,952

Total short-term investments (cost $17,074,796)		$17,074,796

TOTAL INVESTMENTS

Total investments (cost $715,703,336) (b)		$874,880,484

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/07 (aggregate face value $187,128,826) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$49,638,689	$48,952,108	7/18/07	$686,581
British Pound	51,105,367	50,516,401	9/19/07	588,966
Canadian Dollar	26,511,627	24,783,253	7/18/07	1,728,374
Euro	39,347,720	39,146,764	9/19/07	200,956
Japanese Yen	3,627,592	3,730,624	8/15/07	(103,032)
Norwegian Krone	12,875,220	12,805,347	9/19/07	69,873
Swedish Krona	5,085,346	5,042,272	9/19/07	43,074
Swiss Franc	2,167,035	2,152,057	9/19/07	14,978

Total				$3,229,770

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/07 (aggregate face value $186,476,865) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,624,310	$12,437,353	7/18/07	$(186,957)
British Pound	7,737,296	7,617,891	9/19/07	(119,405)
Canadian Dollar	24,432,539	24,048,209	7/18/07	(384,330)
Euro	33,148,156	32,858,930	9/19/07	(289,226)
Japanese Yen	32,558,430	33,409,681	8/15/07	851,251
Norwegian Krone	16,672,427	16,456,868	9/19/07	(215,559)
Swedish Krona	12,659,126	12,403,017	9/19/07	(256,109)
Swiss Franc	47,226,395	47,244,916	9/19/07	18,521

Total				$(581,814)

NOTES

(a) Percentages indicated are based on net assets of $867,208,349.

(b) The aggregate identified cost on a tax basis is $716,572,703, resulting in gross unrealized appreciation and depreciation of $169,570,200 and $11,262,419, respectively, or net unrealized appreciation of $158,307,781.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2007, the value of securities loaned amounted to $13,869,952. The fund received cash collateral of $13,416,672 which is pooled with collateral of other Putnam funds into 58 issues of high-grade, short-term investments. .

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $202,486 for the period ended June 30, 2007. During the period ended June 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $267,391,140 and $273,640,213, respectively.

(S) Securities on loan, in part or in entirety, at June 30, 2007.

At June 30, 2007, liquid assets totaling $3,300,057 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2007: (as a percentage of Portfolio Value)

Australia	5.0%
Austria	1.0
Belgium	1.5
Canada	4.7
China	1.7
Finland	1.5
France	11.7
Germany	10.0
Greece	0.5
Hong Kong	0.7
Ireland	2.5
Italy	2.3
Japan	17.5
Mexico	0.6
Netherlands	2.4
Norway	3.2
Portugal	0.8
Singapore	1.5
South Korea	3.3
Spain	1.8
Sweden	1.7
Switzerland	8.5
United Kingdom	15.2
Other	0.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

At June 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007